Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	₩ 244,796	₩ 93,078	₩ 115,686
Profit and loss from foreign currency transaction	17,175	79,653	24,915
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	21,021	15,561	14,380
Profit and loss from foreign currency transaction	₩ 20,422	₩ 11,049	₩ (1,987)